SEA with RoyaLand Nevada	12 Months Ended
Jun. 30, 2024
SEA with RoyaLand Nevada [Abstract]
SEA with RoyaLand Nevada
3.	SEA with RoyaLand Nevada

As mentioned in Note 1, on November 28, 2022, we entered into the SEA with RoyaLand Company. At the time of the SEA, RoyaLand Company had the following shares issued and outstanding: 6,500,000 shares of Class A common stock, all of which were owned by our CEO, and 5,500,000 shares of Class B common stock owned by 9 different stockholders. Under the SEA, the stockholders of RoyaLand Company exchanged 100% of their shares of Class A and Class B common stock for a total of 9,000,000 Class A Common Shares and 2,000,000 Class B Common Shares of RoyaLand Ltd. As a result of the SEA, the issued and outstanding shares of RoyaLand Ltd. consisted of 10,000,000 Class A Common Shares, 6,500,000 of which are owned by our CEO, and 2,000,000 Class B Common Shares.

The SEA with RoyaLand Company resulted in the following shares being exchanged:

	RoyaLand Ltd. (Registrant)		RoyaLand Company
Name of Shareholder	Class A Shares Received	Class B Shares Received	Class A Shares Exchanged	Class B Shares Exchanged
CEO (1)	5,850,000		6,500,000
Shareholder #1 (2)	2,250,000			2,500,000
Shareholder #2 (3)	900,000			1,000,000
Shareholder #3		200,000		200,000
Shareholder #4		100,000		100,000
Shareholder #5		600,000		600,000
Shareholder #6		200,000		200,000
Shareholder #7		400,000		400,000
Shareholder #8		200,000		200,000
Shareholder #9		100,000		100,000
Shareholder #10		200,000		200,000
Total	9,000,000	2,000,000	6,500,000	5,500,000

(1)	The CEO was issued 650,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 6,500,000 Class A Common Shares after the completion of the SEA.

(2)	Shareholder #1 was issued 250,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 2,500,000 Class A Common Shares after the completion of the SEA.

(3)	Shareholder #2 was issued 100,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 1,000,000 Class A Common Shares after the completion of the SEA.